UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Report to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

SPDR Bridgewater All Weather ETF

Semi-Annual Shareholder Report

April 30, 2025

ALLW

Principal Listing Exchange: Nasdaq Stock Market

This semi-annual shareholder report contains important information about the SPDR Bridgewater All Weather ETF (the "Fund") for the period of March 6, 2025 (commencement of operations) through April 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bridgewater All Weather ETF	$12	0.79%Footnote Reference*

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2025

  Total Net Assets$186,991,401
  Number of Portfolio Holdings61
  Portfolio Turnover Rate0%

What did the Fund invest in as of 4/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Short-Term Investments	38.0%
U.S. Treasury Obligations	37.8%
Mutual Funds and Exchange Traded Products	20.7%

Top Ten Holdings

Holdings	%
SPDR Portfolio S&P 500 ETF	13.9%
U.S. Treasury Bills, 4.21%, due 07/10/25	5.5%
SPDR Portfolio Emerging Markets ETF	4.3%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.3%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.2%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	2.8%
SPDR S&P China ETF	2.5%

Includes holdings of the wholly-owned subsidiary.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ALLW

SPDR Galaxy Digital Asset Ecosystem ETF

Semi-Annual Shareholder Report

April 30, 2025

DECO

Principal Listing Exchange: Nasdaq Regular Market

This semi-annual shareholder report contains important information about the SPDR Galaxy Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2024 through April 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Galaxy Digital Asset Ecosystem ETF	$29	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2025

  Total Net Assets$7,404,772
  Number of Portfolio Holdings25
  Portfolio Turnover Rate97%

What did the Fund invest in as of 4/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	34.2%
Capital Markets	17.1%
Mutual Funds and Exchange Traded Products	12.6%
Financial Services	11.2%
Semiconductors & Semiconductor Equipment	5.3%
Banks	4.2%
Electrical Equipment	3.3%
Electronic Equipment, Instruments & Components	2.5%
Technology Hardware, Storage & Peripherals	2.2%
Interactive Media & Services	2.0%

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	12.7%
iShares Bitcoin Trust ETF	12.6%
Cipher Mining, Inc.	8.6%
Coinbase Global, Inc., Class A	6.5%
Riot Platforms, Inc.	6.0%
Robinhood Markets, Inc., Class A	5.0%
Cleanspark, Inc.	4.4%
JPMorgan Chase & Co.	4.2%
Mastercard, Inc., Class A	4.2%
Visa, Inc., Class A	4.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR DECO

SPDR Galaxy Hedged Digital Asset Ecosystem ETF

Semi-Annual Shareholder Report

April 30, 2025

HECO

Principal Listing Exchange: Nasdaq Regular Market

This semi-annual shareholder report contains important information about the SPDR Galaxy Hedged Digital Asset Ecosystem ETF (the "Fund") for the period of November 1, 2024 through April 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Galaxy Hedged Digital Asset Ecosystem ETF	$40	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2025

  Total Net Assets$52,254,530
  Number of Portfolio Holdings61
  Portfolio Turnover Rate97%

What did the Fund invest in as of 4/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	34.4%
Capital Markets	16.9%
Mutual Funds and Exchange Traded Products	12.7%
Financial Services	11.3%
Semiconductors & Semiconductor Equipment	5.4%
Banks	4.3%
Electrical Equipment	3.2%
Electronic Equipment, Instruments & Components	2.5%
Technology Hardware, Storage & Peripherals	2.5%
Interactive Media & Services	2.1%

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	12.7%
iShares Bitcoin Trust ETF	12.7%
Cipher Mining, Inc.	8.7%
Coinbase Global, Inc., Class A	6.3%
Riot Platforms, Inc.	6.0%
Robinhood Markets, Inc., Class A	5.0%
Cleanspark, Inc.	4.4%
JPMorgan Chase & Co.	4.3%
Mastercard, Inc., Class A	4.3%
Visa, Inc., Class A	4.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR HECO

SPDR Galaxy Transformative Tech Accelerators ETF

Semi-Annual Shareholder Report

April 30, 2025

TEKX

Principal Listing Exchange: Nasdaq Regular Market

This semi-annual shareholder report contains important information about the SPDR Galaxy Transformative Tech Accelerators ETF (the "Fund") for the period of November 1, 2024 through April 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Galaxy Transformative Tech Accelerators ETF	$28	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2025

  Total Net Assets$1,363,120
  Number of Portfolio Holdings28
  Portfolio Turnover Rate79%

What did the Fund invest in as of 4/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	33.1%
Electrical Equipment	14.4%
Financial Services	7.7%
Capital Markets	5.2%
Electric Utilities	5.0%
Specialized REITs	4.5%
Multi-Utilities	3.9%
Oil, Gas & Consumable Fuels	3.6%
Semiconductors & Semiconductor Equipment	3.0%
Electronic Equipment, Instruments & Components	2.9%

Top Ten Holdings

Holdings	%
Core Scientific, Inc.	11.5%
Cipher Mining, Inc.	9.1%
Riot Platforms, Inc.	6.0%
Coinbase Global, Inc., Class A	5.2%
NRG Energy, Inc.	5.0%
Equinix, Inc.	4.5%
Visa, Inc., Class A	4.2%
Hubbell, Inc.	4.1%
Public Service Enterprise Group, Inc.	3.9%
Exxon Mobil Corp.	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR TEKX

SPDR SSGA IG Public & Private Credit ETF

Semi-Annual Shareholder Report

April 30, 2025

PRIV

Principal Listing Exchange: NYSE Arca Exchange

This semi-annual shareholder report contains important information about the SPDR SSGA IG Public & Private Credit ETF (the "Fund") for the period of February 27, 2025 (commencement of operations) through April 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA IG Public & Private Credit ETF	$12	0.70%Footnote Reference*

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2025

  Total Net Assets$55,114,296
  Number of Portfolio Holdings148
  Portfolio Turnover Rate5%

What did the Fund invest in as of 4/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
U.S. Government Agency Obligations	21.6%
Asset-Backed Securities	7.8%
U.S. Treasury Obligations	6.9%
Investment Company Security	6.6%
Mortgage-Backed Securities	5.4%
Banks	5.2%
Electric	4.9%
Commercial Mortgage-Backed Securities	3.3%
Semiconductors	2.2%
Insurance	2.2%

Top Ten Holdings

Holdings	%
Federal Home Loan Mortgage Corp., 2.50%, due 05/01/51	8.7%
Federal National Mortgage Association, 3.00%, due 04/01/52	8.1%
Federal National Mortgage Association, 3.00%, due 03/01/52	4.8%
U.S. Treasury Bonds, 4.63%, due 02/15/55	2.8%
AP Grange Holdings, 6.50%, due 03/20/45	2.7%
U.S. Treasury Notes, 4.63%, due 02/15/35	2.4%
Bank, Class A4, 3.92%, due 04/15/65	1.7%
U.S. Treasury Notes, 4.13%, due 01/31/27	1.6%
Bank, Class AS, 2.84%, due 01/15/63	1.6%
RR 27 Ltd., Class C2, 10.18%, due 10/15/35	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR PRIV

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
April 30, 2025
SSGA Active Trust
SPDR Bridgewater All Weather ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 37.8%
U.S. Treasury Bills 4.21%, 7/10/2025	$10,375,000	$10,290,554
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	1,923,878	1,059,260
0.13%, 2/15/2052	2,349,466	1,270,914
0.25%, 2/15/2050	2,047,518	1,197,718
0.63%, 2/15/2043	2,449,202	1,833,505
0.75%, 2/15/2042	2,682,629	2,096,852
0.75%, 2/15/2045	2,784,155	2,049,508
0.88%, 2/15/2047	1,982,460	1,448,009
1.00%, 2/15/2046	2,019,675	1,540,988
1.00%, 2/15/2048	840,938	624,002
1.00%, 2/15/2049	2,408,915	1,764,013
1.38%, 2/15/2044	3,093,714	2,617,995
1.50%, 2/15/2053	2,253,867	1,804,194
2.13%, 2/15/2041	1,121,789	1,105,773
2.13%, 2/15/2054	2,105,048	1,944,209
2.38%, 2/15/2055	990,829	966,581
3.38%, 4/15/2032	359,476	400,696
U.S. Treasury Inflation-Indexed Notes:
0.63%, 7/15/2032	6,423,534	5,974,012
1.13%, 1/15/2033	6,452,956	6,152,868
1.38%, 7/15/2033	5,462,444	5,296,864
1.75%, 1/15/2034	6,875,955	6,813,776
1.88%, 7/15/2034	6,837,576	6,849,863
2.13%, 1/15/2035	5,560,197	5,662,605
TOTAL U.S. TREASURY OBLIGATIONS (Cost $70,886,794)		70,764,759

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 20.7%
SPDR Portfolio Emerging Markets ETF (a)	205,353	$8,088,855
SPDR Portfolio S&P 500 ETF (a)	398,201	25,962,705
SPDR S&P China ETF (a)	56,703	4,639,439
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $38,646,196)		38,690,999
SHORT-TERM INVESTMENT — 38.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $71,053,189)	71,053,189	71,053,189
TOTAL INVESTMENTS — 96.5% (Cost $180,586,179)		180,508,947
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.5%		6,482,454
NET ASSETS — 100.0%		$186,991,401
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended April 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended April 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at April 30, 2025.

At April 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Notes Futures (long)	423	06/18/2025	$47,016,578	$47,465,892	$449,314
COMEX Gold 100 Troy Ounces Futures (long)	73	06/26/2025	22,599,626	24,229,430	1,629,804
Eurex 10 Year Euro BUND Futures (long)	204	06/06/2025	29,953,234	30,559,383	606,149
Eurex EURO STOXX 50 Futures (long)	310	06/20/2025	18,260,324	17,996,683	(263,641)
FTSE 100 Index Futures (long)	68	06/20/2025	7,730,972	7,687,649	(43,323)
Long Gilt Futures (long)	120	06/26/2025	14,733,521	14,989,762	256,241
Montreal Exchange 10 Year Canadian Bond Futures (long)	35	06/19/2025	3,151,394	3,133,353	(18,041)
SFE 10 Year Australian Bond Futures (long)	213	06/16/2025	15,358,658	15,669,311	310,653
SFE S&P ASX Share Price Index 200 Futures (long)	56	06/19/2025	7,064,010	7,293,524	229,514
See accompanying notes to financial statements.
1

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
TSE TOPIX Futures (long)	50	06/12/2025	9,262,581	9,339,947	77,366
U.S. Long Bond Futures (long)	213	06/18/2025	24,831,719	24,841,125	9,406
					$3,243,442

During the period ended April 30, 2025, the average notional value related to futures contracts was $162,376,242.
TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/ Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$11,700,000	6/5/2025	JPMorgan Securities LLC	$—	$(316,859)	$(316,859)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$700,000	6/5/2025	Goldman Sachs & Co. LLC	$—	$(19,727)	$(19,727)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,750,000	6/5/2025	BNP Paribas SA	$—	$(89,841)	$(89,841)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$750,000	6/5/2025	JPMorgan Securities LLC	$—	$(28,136)	$(28,136)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$350,000	6/5/2025	JPMorgan Securities LLC	$—	$(15,325)	$(15,325)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,779,000	6/5/2025	Goldman Sachs & Co. LLC	$—	$(73,334)	$(73,334)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$260,000	6/5/2025	JPMorgan Securities LLC	$—	$(9,505)	$(9,505)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$7,100,000	6/30/2025	Goldman Sachs & Co. LLC	$—	$(300,261)	$(300,261)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,031,000	6/30/2025	BNP Paribas SA	$—	$(49,580)	$(49,580)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,343,000	6/30/2025	JPMorgan Securities LLC	$—	$(39,167)	$(39,167)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,300,000	6/30/2025	JPMorgan Securities LLC	$—	$(63,965)	$(63,965)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,034,000	6/30/2025	Bank of America NA	$—	$(55,404)	$(55,404)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,742,000	6/30/2025	JPMorgan Securities LLC	$—	$55,102	$55,102
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$932,000	7/17/2025	BNP Paribas SA	$—	$37,074	$37,074
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,400,000	6/5/2025	JPMorgan Securities LLC	$—	$19,175	$19,175
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$800,000	6/30/2025	Goldman Sachs & Co. LLC	$—	$586	$586
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$3,700,000	7/17/2025	JPMorgan Securities LLC	$—	$(48,818)	$(48,818)
See accompanying notes to financial statements.
2

SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/ Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,335,000	6/30/2025	JPMorgan Securities LLC	$—	$(22,298)	$(22,298)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$450,000	7/17/2025	JPMorgan Securities LLC	$—	$(5,153)	$(5,153)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$775,000	6/30/2025	BNP Paribas SA	$—	$(8,472)	$(8,472)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,500,000	6/30/2025	Goldman Sachs & Co. LLC	$—	$(31,417)	$(31,417)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$726,000	6/30/2025	Goldman Sachs & Co. LLC	$—	$(10,208)	$(10,208)
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$631,000	6/30/2025	BNP Paribas SA	$—	$(502)	$(502)
Total								$—	$(1,076,035)	$(1,076,035)

During the period ended March 31, 2025, the average notional value related to OTC swaps contracts was $35,392,550.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$70,764,759	$—	$70,764,759
Mutual Funds and Exchange Traded Products	38,690,999	—	—	38,690,999
Short-Term Investment	71,053,189	—	—	71,053,189
TOTAL INVESTMENTS	$109,744,188	$70,764,759	$—	$180,508,947
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,568,447	$—	$—	$3,568,447
Futures Contracts - Unrealized Depreciation	(325,005)	—	—	(325,005)
Total Return Swap Contracts - Unrealized Appreciation	—	111,937	—	111,937
Total Return Swap Contracts - Unrealized Depreciation	—	(1,187,972)	—	(1,187,972)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,243,442	$(1,076,035)	$—	$2,167,407

Affiliate Table
	Number of Shares Held at 3/6/25*	Value at 3/6/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/25	Value at 4/30/25	Dividend Income
SPDR Portfolio Emerging Markets ETF	—	$—	$7,995,447	$—	$—	$93,408	205,353	$8,088,855	$—
SPDR Portfolio S&P 500 ETF	—	—	25,868,178	—	—	94,527	398,201	25,962,705	35,119
SPDR S&P China ETF	—	—	4,782,571	—	—	(143,132)	56,703	4,639,439	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	76,840,144	5,786,955	—	—	71,053,189	71,053,189	288,084
Total		$—	$115,486,340	$5,786,955	$—	$44,803		$109,744,188	$323,203
*	Commencement of operations.
See accompanying notes to financial statements.
3

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025  (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$70,764,759
Investments in affiliated issuers, at value	109,744,188
Total Investments	180,508,947
Net cash at broker	3,088,054
Receivable from broker — accumulated variation margin on futures contracts	3,246,367
Receivable for fund shares sold	2,713,194
Dividends receivable — unaffiliated issuers	226,153
Dividends receivable — affiliated issuers	208,540
TOTAL ASSETS	189,991,255
LIABILITIES
Due to custodian	89,785
Payable for investments purchased	1,548,328
Payable for accumulated variation margin on swap contracts	1,259,330
Advisory fee payable	95,488
Trustees’ fees and expenses payable	60
Accrued expenses and other liabilities	6,863
TOTAL LIABILITIES	2,999,854
NET ASSETS	$186,991,401
NET ASSETS CONSIST OF:
Paid-in capital	$184,531,362
Total distributable earnings (loss)	2,460,039
NET ASSETS	$186,991,401
NET ASSET VALUE PER SHARE
Net asset value per share	$25.10
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,450,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$70,886,794
Investments in affiliated issuers	109,699,385
Total cost of investments	$180,586,179
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
Consolidated Statement of Operations
April 30, 2025  (Unaudited)

For the Period 3/6/25*- 4/30/25 (Unaudited)
INVESTMENT INCOME
Interest income — unaffiliated issuers	$524,123
Dividend income — affiliated issuers	323,203
TOTAL INVESTMENT INCOME (LOSS)	847,326
EXPENSES
Advisory fee	135,642
Trustees’ fees and expenses	77
TOTAL EXPENSES	135,719
NET INVESTMENT INCOME (LOSS)	$711,607
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,863)
Foreign currency transactions	55,683
Futures contracts	(205,524)
Swap contracts	(183,295)
Net realized gain (loss)	(339,999)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(122,035)
Investments — affiliated issuers	44,803
Foreign currency translations	(1,744)
Futures contracts	3,243,442
Swap contracts	(1,076,035)
Net change in unrealized appreciation/depreciation	2,088,431
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,748,432
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,460,039

*	Commencement of operations.
See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

For the Period 3/6/25* - 04/30/25 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$711,607
Net realized gain (loss)	(339,999)
Net change in unrealized appreciation/depreciation	2,088,431
Net increase (decrease) in net assets resulting from operations	2,460,039
Net equalization credits and charges	488,482
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	184,440,397
Net income equalization	(488,482)
Other capital	90,965
Net increase (decrease) in net assets from beneficial interest transactions	184,042,880
Net increase (decrease) in net assets during the period	186,991,401
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$186,991,401
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,450,000
Net increase (decrease) from share transactions	7,450,000

*	Commencement of operations.
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Bridgewater All Weather ETF
For the Period 3/6/25* - 4/30/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16
Net realized and unrealized gain (loss) (b)	(0.19)
Total from investment operations	(0.03)
Net equalization credits and charges (a)	0.11
Other capital (a)	0.02
Net asset value, end of period	$25.10
Total return (c)	0.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$186,991
Ratios to average net assets:
Total expenses	0.79%(d)
Net investment income (loss)	4.16%(d)
Portfolio turnover rate (e)	0%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of April 30, 2025, the Trust consists of thirty-four (34) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR Bridgewater All Weather ETF (the "Fund"), a diversified investment company under the 1940 Act, formed on March 5, 2025 and commenced operations on March 6, 2025, and the State Street All Weather Strategy Cayman Ltd., a wholly-owned subsidiary of the Fund that is an exempted limited company organized under the laws of the Cayman Islands (the "Subsidiary").
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trustee. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
The  Fund consolidates its investments in the Subsidiary. All material intercompany balances and transactions have been eliminated.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
8

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of April 30, 2025 is disclosed in the Fund’s Consolidated Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
9

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the  Consolidated Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets
10

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Swaps
The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Consolidated Schedule of Investments and cash deposited is segregated and recorded on the Consolidated Statement of Assets and Liabilities as Net cash at Broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
11

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into under the terms and conditions of an ISDA Master Agreement , which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral  and  cash  received  as  collateral,  respectively.  Non-cash collateral pledged or received by a Fund, if any, is noted in the Fund's Consolidated Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness have has been recommended by SSGA FM approved by the Board. The Fund bears the market risk arising from any change in index or security values or interest rates.
The following tables summarize the value of the Fund's derivative instruments as of April 30, 2025, and the related location in the accompanying Consolidated Statement  of Assets and Liabilities and Consolidated Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bridgewater All Weather ETF
Futures Contracts	$1,613,722	$—	$—	$1,632,645	$—	$3,246,367
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bridgewater All Weather ETF
Swap Contracts	$—	$—	$—	$—	$1,259,330	$1,259,330

12

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bridgewater All Weather ETF
Futures Contracts	$(47,731)	$—	$—	$(157,793)	$—	$(205,524)
Swap Contracts	—	—	—	—	(183,295)	(183,295)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bridgewater All Weather ETF
Futures Contracts	$1,613,722	$—	$—	$1,629,720	$—	$3,243,442
Swap Contracts	—	—	—	—	(1,076,035)	(1,076,035)
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
BNP Paribas SA	$37,074	$(37,074)	$—	$—
Goldman Sachs & Co. LLC	586	(586)	—	—
JPMorgan Securities LLC	74,277	(74,277)	—	—
	$111,937	$(111,937)	$—	$—
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Bank of America NA	$(55,404)	$—	$55,404	$—
BNP Paribas SA	(148,395)	37,074	111,321	—
Goldman Sachs & Co. LLC	(434,947)	586	434,361	—
JPMorgan Securities LLC	(549,226)	74,277	474,949	—
	$(1,187,972)	$111,937	$1,076,035	$—
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.85% of its average daily net assets. The fees are accrued daily and paid monthly.
With respect to the Fund, the Advisory fee is reduced by the acquired fund fees and expenses attributable to the Fund investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes) and as a result, the net annualized advisory fee was 0.79% for the period ended April 30, 2025.
13

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Bridgewater Associates, LP receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended April 30, 2025, are disclosed in the Consolidated Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended April 30, 2025 were as follows:
	U.S. Government Obligations	Other Securities
	Purchases	Purchases
SPDR Bridgewater All Weather ETF	$60,192,906	$38,646,196
8.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
14

SSGA ACTIVE TRUST
SPDR BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

As of April 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bridgewater All Weather ETF	$180,586,179	$4,124,506	$2,034,331	$2,090,175
9.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investing in markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk
The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract
April 30, 2025 (Unaudited)

Approval of Investment Advisory Agreement
At a meeting held on February 19-20, 2025, the Board of Trustees (the “Board”) of SSGA Active Trust (“SSAT” or the “Trust”) evaluated a proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between SSAT and the Adviser with respect to the following series of SSAT: SPDR Bridgewater All Weather ETF ( the “New ETF”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of certain of the proposed investments of the New ETF and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New ETF. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively-managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party service providers and sub-advisers, as applicable, that would be engaged to fulfill roles critical to the operations of the New ETF. The Board held a number of supplemental meetings with the Adviser and such service providers in connection with their consideration of the Advisory Agreement.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds– i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (“Broadridge Solutions”) noting that there were no true comparators. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by other funds in the universe of exchange-traded funds provided by Broadridge Solutions.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
16

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
April 30, 2025 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.
Approval of Bridgewater Associates, LP (“Bridgewater”) - Investment Sub-Advisory Agreement
At a meeting held on February 19-20, 2025, the Board also evaluated a proposal related to the initial approval of a sub-advisory arrangement (the “Bridgewater Sub-Advisory Agreement”) between the Adviser and Bridgewater Associates LP (“Bridgewater”), with respect to SPDR Bridgewater All Weather ETF to be sub-advised by Bridgewater (the “New ETF”). The Independent Trustees also met separately to consider the Bridgewater Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Bridgewater Sub-Advisory Agreement, the Board requested, and Bridgewater and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Bridgewater Sub-Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services to be provided by Bridgewater with respect to the New ETF under the Bridgewater Sub-Advisory Agreement. The Board was informed of the portion of the advisory fee that the Adviser would pay to Bridgewater under the Bridgewater Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the New ETF. The Board also considered the services to be provided y the Adviser for the retained portion of the advisory fee.
The Board considered the background and experience of Bridgewater’s senior management and, in particular, Bridgewater’s experience in investing in assets similar to those that would be invested in by the New ETF. The Board also considered the unique nature of certain of the proposed investments of the New ETF and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New ETF. The Board also considered the unitary fee paid to the Adviser by the New ETF and the fact that Bridgewater’s fees are paid by the Adviser. The Board also considered whether Bridgewater benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Bridgewater Sub-Advisory Agreement between Bridgewater and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Bridgewater Sub-Advisory Agreement for the New ETF. In approving the Bridgewater Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to the New ETF, the terms of the Bridgewater Sub-Advisory Agreement are fair and reasonable and in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Bridgewater with respect to the New ETF were appropriate; (b) Bridgewater’s fees for the New ETF and the unitary fee, considered in relation to the services provided, were reasonable; (c) any additional potential benefits to Bridgewater were not of a magnitude to materially affect the Board’s conclusions; and (d) the fees paid to Bridgewater is adequately shared the economies of scale with the New ETF by way of the relatively low fee structure of the Trust.
17

Semi-Annual Financial Statements and Other Information
April 30, 2025
SSGA Active Trust
SPDR Galaxy Transformative Tech Accelerators ETF
SPDR Galaxy Digital Asset Ecosystem ETF
SPDR Galaxy Hedged Digital Asset Ecosystem ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
(Consolidated) Schedules of Investments (Unaudited) (N-CSR Item 6)
SPDR Galaxy Transformative Tech Accelerators ETF (TEKX)	1
SPDR Galaxy Digital Asset Ecosystem ETF (DECO)	3
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (HECO)	5
(Consolidated) Financial Statements (Unaudited) (N-CSR Item 7)	8
(Consolidated) Financial Highlights (Unaudited) (N-CSR Item 7)	13
Notes to Financial Statements (Unaudited) (N-CSR Item 7)	16
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 91.3%
CAPITAL MARKETS — 5.2%
Coinbase Global, Inc. Class A (a)	352	$71,417
ELECTRIC UTILITIES — 5.0%
NRG Energy, Inc.	626	68,597
ELECTRICAL EQUIPMENT — 14.4%
Eaton Corp. PLC	92	27,082
Hubbell, Inc.	154	55,930
nVent Electric PLC	577	31,683
Schneider Electric SE	201	46,657
Vertiv Holdings Co. Class A	402	34,323
		195,675
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	197	15,159
Coherent Corp. (a)	386	24,828
		39,987
FINANCIAL SERVICES — 7.7%
Mastercard, Inc. Class A	87	47,681
Visa, Inc. Class A	166	57,353
		105,034
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.2%
Vistra Corp.	227	29,426
IT SERVICES — 1.3%
Applied Digital Corp. (a)	3,797	17,238
METALS & MINING — 2.7%
Freeport-McMoRan, Inc.	1,020	36,751
MULTI-UTILITIES — 3.9%
Public Service Enterprise Group, Inc.	664	53,073
OIL, GAS & CONSUMABLE FUELS — 3.6%
Exxon Mobil Corp.	470	49,646
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Lam Research Corp.	284	20,354
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	123	20,503
		40,857
Security Description	Shares	Value
SOFTWARE — 33.1%
Bitfarms Ltd. (a)	25,922	$25,893
Cipher Mining, Inc. (a)	43,510	124,004
Core Scientific, Inc. (a)	19,430	157,383
Hut 8 Corp. (a)	1,829	22,515
Microsoft Corp.	99	39,131
Riot Platforms, Inc. (a)	11,271	81,602
		450,528
SPECIALIZED REITs — 4.5%
Equinix, Inc. REIT	71	61,113
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Sandisk Corp. (a)	169	5,427
Western Digital Corp. (a)	434	19,035
		24,462
TOTAL COMMON STOCKS (Cost $1,591,217)		1,243,804
SHORT-TERM INVESTMENT — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $120,474)	120,474	120,474
TOTAL INVESTMENTS — 100.1% (Cost $1,711,691)		1,364,278
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,158)
NET ASSETS — 100.0%		$1,363,120
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended April 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at April 30, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,243,804	$—	$—	$1,243,804
Short-Term Investment	120,474	—	—	120,474
TOTAL INVESTMENTS	$1,364,278	$—	$—	$1,364,278
See accompanying notes to financial statements.

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/25	Value at 4/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,313	$23,313	$517,655	$420,494	$—	$—	120,474	$120,474	$607
See accompanying notes to financial statements.

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
April 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 83.4%
BANKS — 4.2%
JPMorgan Chase & Co.	1,282	$313,603
CAPITAL MARKETS — 17.1%
Blackrock, Inc.	222	202,966
Coinbase Global, Inc. Class A (a)	2,379	482,675
Morgan Stanley	1,860	214,681
Robinhood Markets, Inc. Class A (a)	7,474	367,048
		1,267,370
ELECTRICAL EQUIPMENT — 3.3%
Vertiv Holdings Co. Class A	2,818	240,601
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Coherent Corp. (a)	2,873	184,791
FINANCIAL SERVICES — 11.2%
Block, Inc. (a)	3,555	207,861
Mastercard, Inc. Class A	572	313,490
Visa, Inc. Class A	896	309,568
		830,919
INTERACTIVE MEDIA & SERVICES — 2.0%
Alphabet, Inc. Class A	391	62,091
Meta Platforms, Inc. Class A	161	88,389
		150,480
IT SERVICES — 1.4%
Applied Digital Corp. (a)	22,160	100,606
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Lam Research Corp.	1,245	89,229
Onto Innovation, Inc. (a)	999	121,848
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,086	181,026
		392,103
SOFTWARE — 34.2%
Bitfarms Ltd. (a)	188,948	188,740
Cipher Mining, Inc. (a)	224,587	640,073
Security Description	Shares	Value
Cleanspark, Inc. (a)	39,590	$323,450
Core Scientific, Inc. (a)	115,647	936,741
Riot Platforms, Inc. (a)	61,493	445,210
		2,534,214
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Sandisk Corp. (a)	1,164	37,376
Western Digital Corp. (a)	2,822	123,773
		161,149
TOTAL COMMON STOCKS (Cost $6,699,149)		6,175,836
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 12.6%
iShares Bitcoin Trust ETF (Cost $893,248)	17,420	932,144
SHORT-TERM INVESTMENT — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $302,723)	302,723	302,723
TOTAL INVESTMENTS — 100.1% (Cost $7,895,120)		7,410,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(5,931)
NET ASSETS — 100.0%		$7,404,772
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended April 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at April 30, 2025.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,175,836	$—	$—	$6,175,836
Mutual Funds and Exchange Traded Products	932,144	—	—	932,144
Short-Term Investment	302,723	—	—	302,723
TOTAL INVESTMENTS	$7,410,703	$—	$—	$7,410,703
See accompanying notes to financial statements.

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/25	Value at 4/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,452	$71,452	$1,340,558	$1,109,287	$—	$—	302,723	$302,723	$1,986
See accompanying notes to financial statements.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
April 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 83.9%
BANKS — 4.3%
JPMorgan Chase & Co.	9,239	$2,260,044
CAPITAL MARKETS — 16.9%
Blackrock, Inc.	1,502	1,373,219
Coinbase Global, Inc. Class A (a)	16,289	3,304,875
Morgan Stanley	13,351	1,540,972
Robinhood Markets, Inc. Class A (a)	53,295	2,617,318
		8,836,384
ELECTRICAL EQUIPMENT — 3.2%
Vertiv Holdings Co. Class A	19,865	1,696,074
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Coherent Corp. (a)	20,463	1,316,180
FINANCIAL SERVICES — 11.3%
Block, Inc. (a)	24,524	1,433,918
Mastercard, Inc. Class A	4,121	2,258,555
Visa, Inc. Class A	6,454	2,229,857
		5,922,330
INTERACTIVE MEDIA & SERVICES — 2.1%
Alphabet, Inc. Class A	2,876	456,709
Meta Platforms, Inc. Class A	1,150	631,350
		1,088,059
IT SERVICES — 1.3%
Applied Digital Corp. (a)	150,830	684,768
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Lam Research Corp.	8,943	640,945
Onto Innovation, Inc. (a)	7,035	858,059
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,823	1,304,016
		2,803,020
SOFTWARE — 34.4%
Bitfarms Ltd. (a)	1,344,266	1,342,787
Cipher Mining, Inc. (a)	1,598,372	4,555,360
Cleanspark, Inc. (a)	281,148	2,296,979
Core Scientific, Inc. (a)	816,634	6,614,736
Riot Platforms, Inc. (a)	435,580	3,153,599
		17,963,461
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Sandisk Corp. (a)	8,486	272,485
Western Digital Corp. (a)	23,238	1,019,219
		1,291,704
TOTAL COMMON STOCKS (Cost $51,555,072)		43,862,024
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 12.7%
iShares Bitcoin Trust ETF (Cost $6,331,267)	123,579	$6,612,713
PUT OPTIONS PURCHASED — 0.4%
Blackrock, Inc.	500	1,438
Block, Inc.	13,200	2,706
Cipher Mining, Inc.	609,700	24,388
Cleanspark, Inc.	129,600	9,720
Coherent Corp.	17,000	11,050
Coinbase Global, Inc.	12,300	4,858
Core Scientific, Inc.	290,200	23,216
iShares Bitcoin Trust ETF	31,000	44,950
JPMorgan Chase & Co.	4,100	1,619
Mastercard, Inc.	1,900	1,529
Morgan Stanley	4,400	880
Onto Innovation, Inc.	4,100	3,075
Riot Platforms, Inc.	297,900	8,937
Robinhood Markets, Inc.	34,500	44,160
Taiwan Semiconductor Manufacturing Co. Ltd.	3,100	605
Vertiv Holdings Co.	19,700	4,137
Visa, Inc.	2,900	1,233
Western Digital Corp.	13,300	8,512
TOTAL PURCHASED OPTIONS (Cost $511,950)		197,013
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $473,612)	473,612	473,612
TOTAL INVESTMENTS — 97.9% (Cost $58,871,901)		51,145,362
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		1,109,168
NET ASSETS — 100.0%		$52,254,530
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended April 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at April 30, 2025.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

The Fund had the following Written Call Options contracts at April 30, 2025 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Vertiv Holdings Co.	N/A	USD 90	05/16/2025	(197)	USD (19,700)	$ (52,697)	$(27,520)	$(25,177)
JPMorgan Chase & Co.	N/A	USD 255	05/16/2025	(41)	USD (4,100)	(6,130)	(4,211)	(1,919)
Morgan Stanley	N/A	USD 120	05/16/2025	(44)	USD (4,400)	(6,226)	(3,331)	(2,895)
Visa, Inc.	N/A	USD 355	05/16/2025	(29)	USD (2,900)	(7,931)	(8,546)	615
Mastercard, Inc.	N/A	USD 545	05/16/2025	(19)	USD (1,900)	(27,835)	(12,572)	(15,263)
Blackrock, Inc.	N/A	USD 940	05/16/2025	(5)	USD (500)	(4,800)	(4,293)	(507)
Block, Inc.	N/A	USD 65	05/16/2025	(132)	USD (13,200)	(18,216)	(8,540)	(9,676)
Coinbase Global, Inc.	N/A	USD 210	05/16/2025	(123)	USD (12,300)	(115,928)	(43,504)	(72,424)
Western Digital Corp.	N/A	USD 43	05/16/2025	(133)	USD (13,300)	(34,647)	(6,344)	(28,303)
Onto Innovation, Inc.	N/A	USD 140	05/16/2025	(41)	USD (4,100)	(7,995)	(8,518)	523
Core Scientific, Inc.	N/A	USD 8	05/16/2025	(2,902)	USD (290,200)	(243,768)	(39,760)	(204,008)
Robinhood Markets, Inc.	N/A	USD 50	05/16/2025	(345)	USD (34,500)	(124,200)	(35,776)	(88,424)
Riot Platforms, Inc.	N/A	USD 8	05/16/2025	(2,979)	USD (297,900)	(89,370)	(39,027)	(50,343)
Cleanspark, Inc.	N/A	USD 9	05/16/2025	(1,296)	USD (129,600)	(55,728)	(37,196)	(18,532)
Coherent Corp.	N/A	USD 70	05/16/2025	(170)	USD (17,000)	(41,225)	(16,799)	(24,426)
Cipher Mining, Inc.	N/A	USD 3	05/16/2025	(10,083)	USD (1,008,300)	(262,158)	(96,483)	(165,675)
Taiwan Semiconductor Manufacturing Co. Ltd.	N/A	USD 170	05/16/2025	(31)	USD (3,100)	(12,090)	(4,703)	(7,387)
Cipher Mining, Inc.	N/A	USD 5	06/20/2025	(5,900)	USD (590,000)	(44,250)	(39,548)	(4,702)
						(1,155,194)	(436,671)	$(718,523)

During the period ended April 30, 2025, the average notional value related to written option contracts was $461,170.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$43,862,024	$—	$—	$43,862,024
Mutual Funds and Exchange Traded Products	6,612,713	—	—	6,612,713
Put Options Purchased	197,013	—	—	197,013
Short-Term Investment	473,612	—	—	473,612
TOTAL INVESTMENTS	$51,145,362	$—	$—	$51,145,362
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Depreciation	$(719,661)	$—	$—	$(719,661)
Call Options Written - Unrealized Appreciation	1,138	—	—	1,138
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(718,523)	$—	$—	$(718,523)
See accompanying notes to financial statements.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/24	Value at 10/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/25	Value at 4/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	252,344	$252,344	$13,516,188	$13,294,920	$—	$—	473,612	$473,612	$11,848
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)

	SPDR Galaxy Transformative Tech Accelerators ETF	SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
ASSETS
Investments in unaffiliated issuers, at value	$1,243,804	$7,107,980	$50,671,750
Investments in affiliated issuers, at value	120,474	302,723	473,612
Total Investments	1,364,278	7,410,703	51,145,362
Net cash at broker	—	—	2,305,657
Cash	—	1,000	1,000
Receivable for investments sold	45,760	185,249	1,625,183
Dividends receivable — unaffiliated issuers	286	1,989	14,231
Dividends receivable — affiliated issuers	210	1,191	5,573
TOTAL ASSETS	1,410,534	7,600,132	55,097,006
LIABILITIES
Due to custodian	20	—	—
Payable for investments purchased	46,707	191,568	1,381,888
Payable for fund shares repurchased	—	—	252,529
Written options, at value	—	—	1,155,194
Advisory fee payable	687	3,571	51,286
Trustees’ fees and expenses payable	—	9	56
Accrued expenses and other liabilities	—	212	1,523
TOTAL LIABILITIES	47,414	195,360	2,842,476
NET ASSETS	$1,363,120	$7,404,772	$52,254,530
NET ASSETS CONSIST OF:
Paid-in capital	$1,369,971	$7,654,772	$46,087,860
Total distributable earnings (loss)	(6,851)	(250,000)	6,166,670
NET ASSETS	$1,363,120	$7,404,772	$52,254,530
NET ASSET VALUE PER SHARE
Net asset value per share	$22.72	$25.53	$25.24
Shares outstanding (unlimited amount authorized, $0.01 par value)	60,000	290,000	2,070,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,591,217	$7,592,397	$58,398,289
Investments in affiliated issuers	120,474	302,723	473,612
Total cost of investments	$1,711,691	$7,895,120	$58,871,901
Written options premium received	$—	$—	$436,671
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2025 (Unaudited)

	SPDR Galaxy Transformative Tech Accelerators ETF	SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$15,564	$16,284	$848,353
Dividend income — affiliated issuers	607	1,986	11,848
Foreign taxes withheld	(160)	(526)	(6,058)
TOTAL INVESTMENT INCOME (LOSS)	16,011	17,744	854,143
EXPENSES
Advisory fee	15,786	27,227	495,487
Trustees’ fees and expenses	22	30	432
TOTAL EXPENSES	15,808	27,257	495,919
NET INVESTMENT INCOME (LOSS)	$203	$(9,513)	$358,224
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	341,670	245,175	13,711,804
In-kind redemptions — unaffiliated issuers	(352,631)	—	(1,040,196)
Purchased options	—	—	1,137,389
Written options	—	—	2,024,577
Net realized gain (loss)	(10,961)	245,175	15,833,574
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,297,399)	(1,702,709)	(30,699,998)
Written options	—	—	(1,088,956)
Net change in unrealized appreciation/depreciation	(1,297,399)	(1,702,709)	(31,788,954)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,308,360)	(1,457,534)	(15,955,380)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,308,157)	$(1,467,047)	$(15,597,156)
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Galaxy Transformative Tech Accelerators ETF		SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)
	Six Months Ended 04/30/25 (Unaudited)	For the Period 9/10/24*- 10/31/24	Six Months Ended 04/30/25 (Unaudited)	For the Period 9/10/24*- 10/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$203	$(238)	$(9,513)	$(1,261)
Net realized gain (loss)	(10,961)	192,916	245,175	144,777
Net change in unrealized appreciation/depreciation	(1,297,399)	949,986	(1,702,709)	1,218,292
Net increase (decrease) in net assets resulting from operations	(1,308,157)	1,142,664	(1,467,047)	1,361,808
Net equalization credits and charges	791	—	(3,504)	(55)
Distributions to shareholders	(193,989)	—	(144,765)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,219,417	5,000,000	2,380,661	5,274,115
Cost of shares redeemed	(4,496,815)	—	—	—
Net income equalization	(791)	—	3,504	55
Net increase (decrease) in net assets from beneficial interest transactions	(3,278,189)	5,000,000	2,384,165	5,274,170
Net increase (decrease) in net assets during the period	(4,779,544)	6,142,664	768,849	6,635,923
Net assets at beginning of period	6,142,664	—	6,635,923	—
NET ASSETS AT END OF PERIOD	$1,363,120	$6,142,664	$7,404,772	$6,635,923
SHARES OF BENEFICIAL INTEREST:
Shares sold	40,000	200,000	80,000	210,000
Shares redeemed	(180,000)	—	—	—
Net increase (decrease) from share transactions	(140,000)	200,000	80,000	210,000

*	Commencement of operations.
See accompanying notes to financial statements.

SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Six Months Ended 04/30/25 (Unaudited)	For the Period 9/10/24*- 10/31/24

$358,224	$229,362
15,833,574	434,028
(31,788,954)	23,343,892
(15,597,156)	24,007,282
288,222	—
(3,283,652)	—

—	100,000,000
(52,871,944)	—
(288,222)	—
(53,160,166)	100,000,000
(71,752,752)	124,007,282
124,007,282	—
$52,254,530	$124,007,282

—	4,000,000
(1,930,000)	—
(1,930,000)	4,000,000

*	Commencement of operations.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Galaxy Transformative Tech Accelerators ETF
	Six Months Ended 4/30/25 (Unaudited)	For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$30.71	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	(0.00)(b)
Net realized and unrealized gain (loss) (c)	(7.02)	5.71
Total from investment operations	(7.02)	5.71
Net equalization credits and charges (a)	0.00(b)	—
Distributions to shareholders from:
Net investment income	(0.01)	—
Net realized gains	(0.96)	—
Total distributions	(0.97)	—
Net asset value, end of period	$22.72	$30.71
Total return (d)	(23.47)%	22.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,363	$6,143
Ratios to average net assets:
Total expenses	0.65%(e)	0.65%(e)
Net investment income (loss)	0.01%(e)	(0.03)%(e)
Portfolio turnover rate (f)	79%(g)	28%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)
	Six Months Ended 4/30/25 (Unaudited)	For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$31.60	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.04)	(0.01)
Net realized and unrealized gain (loss) (b)	(5.46)	6.61
Total from investment operations	(5.50)	6.60
Net equalization credits and charges (a)	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.05)	—
Net realized gains	(0.51)	—
Total distributions	(0.56)	—
Net asset value, end of period	$25.53	$31.60
Total return (d)	(17.78)%	26.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,405	$6,636
Ratios to average net assets:
Total expenses	0.65%(e)	0.65%(e)
Net investment income (loss)	(0.23)%(e)	(0.15)%(e)
Portfolio turnover rate (f)	97%(g)	28%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
	Six Months Ended 4/30/25 (Unaudited)	For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$31.00	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.06
Net realized and unrealized gain (loss) (b)	(5.12)	5.94
Total from investment operations	(5.02)	6.00
Net equalization credits and charges (a)	0.08	—
Distributions to shareholders from:
Net investment income	(0.30)	—
Net realized gains	(0.52)	—
Total distributions	(0.82)	—
Net asset value, end of period	$25.24	$31.00
Total return (c)	(16.40)%	23.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$52,255	$124,007
Ratios to average net assets:
Total expenses	0.87%(d)	0.85%(d)
Net investment income (loss)	0.63%(d)	1.41%(d)
Portfolio turnover rate (e)	97%(f)	28%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of April 30, 2025, the Trust consists of thirty-four (34) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”) and their respective wholly-owned subsidiary, if applicable. Each such wholly-owned subsidiary is an exempted limited company organized under the laws of the Cayman Islands (each, a "Subsidiary" and collectively the "Subsidiaries"):
Fund	Wholly-owned Subsidiary
SPDR Galaxy Transformative Tech Accelerators ETF	N/A
SPDR Galaxy Digital Asset Ecosystem ETF	State Street Digital Asset Ecosystem Cayman Ltd.
SPDR Galaxy Hedged Digital Asset Ecosystem ETF	State Street Hedged Digital Asset Ecosystem Cayman Ltd.
The Funds were formed on September 9, 2024 and commenced operations on September 10, 2024. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
The SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF consolidate their investments in the Subsidiaries. All material intercompany balances and transactions have been eliminated.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of April 30, 2025, is disclosed in each Fund’s respective Consolidated Schedule of Investments.

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
The following tables summarize the value of the Funds' derivative instruments as of April 30, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Purchased Options	$—	$—	$—	$197,013	$—	$197,013
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$1,155,194	$—	$1,155,194
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$2,024,577	$—	$2,024,577
Purchased Options	—	—	—	1,137,389	—	1,137,389

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$(718,523)	$—	$(718,523)
Purchased Options (a)	—	—	—	(314,937)	—	(314,937)
(a)	Statement of Operations location: Net change in unrealized appreciation/depreciation on Investments — unaffiliated issuers.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Galaxy Transformative Tech Accelerators ETF	0.65%
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	0.65
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	0.90*
*	The Advisory fees were reduced for the SPDR Galaxy Hedged Digital Asset Ecosystem ETF by the acquired fund fees and expenses for the period ended April 30, 2025, the net annualized advisory fee was 0.87%.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Galaxy Digital Capital Management LP receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Fund Accountant and Sub-Administrator
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended April 30, 2025, are disclosed in the (Consolidated) Schedules of Investments.

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended April 30, 2025 were as follows:
	Other Securities
	Purchases	Sales
SPDR Galaxy Transformative Tech Accelerators ETF	$3,776,667	$4,069,487
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	7,658,308	7,975,549
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	105,237,529	109,088,348
For the period ended April 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Galaxy Transformative Tech Accelerators ETF	$1,221,078	$4,497,804	$(352,631)
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	2,275,125	—	—
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	—	51,690,092	(1,040,196)
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of October 31, 2024, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF gain exposure to spot crypto assets and crypto asset futures by investing in their respective wholly-owned Subsidiary. Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF will include in its taxable income its share of its wholly-owned Subsidiary’s income and capital gains, to the extent of its earnings and profits. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.
As of April 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Galaxy Transformative Tech Accelerators ETF	$1,711,691	$14,851	$362,264	$(347,413)
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	7,896,365	411,272	896,934	(485,662)
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	59,803,271	2,850,733	12,227,165	(9,376,432)
10.    Risks
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk
The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Digital Asset Ecosystem Companies Risk
Digital Asset Ecosystem Companies may use digital asset technologies or may provide products or services involved in the operation of the technology. The technology relating to digital assets, including blockchain and crypto assets, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. There is no assurance that widespread adoption of blockchain technology and crypto assets will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology or crypto assets, which could have an adverse impact on the Digital Asset Ecosystem and a fund. Because the stock prices of these companies and the prices of crypto assets can be highly correlated, the success of a fund’s strategy may be limited given that the operations of companies in the blockchain and crypto asset industries are expected to be significantly affected by the overall sentiment related to, and the use of and investment in, blockchain technology and crypto assets. Certain features of digital asset technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack. Restrictions imposed by governments on crypto asset-related activities may adversely impact blockchain companies and, in turn, a fund. Digital Asset Ecosystem companies may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights, which may also reduce confidence in the viability of a digital asset. Because digital asset platforms, including crypto asset trading platforms, may operate across many national boundaries and regulatory jurisdictions, it is possible that they may be subject to widespread and inconsistent regulation. A significant disruption of internet connectivity affecting large numbers of users could impede the functionality of these technologies and adversely affect Digital Asset Ecosystem companies. In addition, these companies could

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Digital asset systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Digital Asset Ecosystem companies are subject to more volatility than companies that do not rely as heavily on such technology. In addition, Digital Asset Ecosystem companies may be smaller, less-seasoned companies that may be more volatile than the overall market. These companies may engage in other lines of business unrelated to these activities and these lines of business could adversely affect their operating results. Digital Asset Ecosystem companies may also be impacted by the risks associated with crypto asset and crypto asset markets generally, as discussed in the Crypto Asset Risk discussion herein.
Transformative Tech Accelerator Companies Risk
Transformative Tech Accelerators are engaged in emerging industries and/or new technologies that may be unproven. Transformative Tech Accelerators are vulnerable to rapid changes in product cycles, and may have limited product lines, markets, financial resources or personnel.
Transformative Tech Accelerators typically face intense competition and potentially rapid product and service obsolescence. These companies also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights. Transformative Tech Accelerators may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Additionally, these companies are subject to government regulations that may impact their profitability. Companies that rely heavily on technology tend to be more volatile than the overall market and are subject to additional risks specific to their industries. Transformative Tech Accelerators are also potential targets for cyber attacks, which may have a materially adverse impact on the performance of these companies.
Counterparty Risk
Each Fund will be subject to credit risk with respect to the counterparties with which a Fund enters into derivatives instruments, as well as other transactions. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Semi-Annual Financial Statements and Other Information
April 30, 2025
SSGA Active Trust
SPDR SSGA IG Public & Private Credit ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 51.1%
AEROSPACE & DEFENSE — 1.9%
Boeing Co. 6.30%, 5/1/2029	$500,000	$526,170
Howmet Aerospace, Inc. 4.85%, 10/15/2031	250,000	251,525
RTX Corp. 6.10%, 3/15/2034	250,000	268,757
		1,046,452
AGRICULTURE — 1.3%
BAT Capital Corp. 6.00%, 2/20/2034	200,000	209,118
Imperial Brands Finance PLC 5.50%, 2/1/2030 (a)	300,000	308,292
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (a)	200,000	206,352
		723,762
AUTO MANUFACTURERS — 0.8%
Daimler Truck Finance North America LLC 5.38%, 6/25/2034 (a)	250,000	246,503
General Motors Co. 5.00%, 4/1/2035	200,000	183,166
		429,669
AUTO PARTS & EQUIPMENT — 0.4%
Aptiv Swiss Holdings Ltd. 5.15%, 9/13/2034	250,000	233,793
BANKS — 5.2%
Bank of America Corp. SOFR + 1.31%, 5.51%, 1/24/2036 (b)	300,000	304,143
Barclays PLC SOFR + 1.91%, 5.34%, 9/10/2035 (b)	500,000	485,320
Goldman Sachs Group, Inc. SOFR + 1.38%, 5.54%, 1/28/2036 (b)	250,000	252,530
JPMorgan Chase & Co. SOFR + 1.32%, 5.50%, 1/24/2036 (b)	250,000	254,260
M&T Bank Corp. Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (b)	400,000	389,236
Morgan Stanley SOFR + 1.42%, 5.59%, 1/18/2036 (b)	300,000	304,425
U.S. Bancorp SOFR + 1.41%, 5.42%, 2/12/2036 (b)	400,000	401,144
Security Description	Principal Amount	Value
Wells Fargo & Co. SOFR + 1.38%, 5.21%, 12/3/2035 (b)	$500,000	$493,690
		2,884,748
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	200,000	192,200
5.00%, 6/15/2034	100,000	100,890
		293,090
BIOTECHNOLOGY — 0.9%
Amgen, Inc. 5.25%, 3/2/2033	250,000	252,610
Gilead Sciences, Inc. 5.10%, 6/15/2035	250,000	250,863
		503,473
CHEMICALS — 0.5%
Dow Chemical Co. 5.15%, 2/15/2034	150,000	147,170
Eastman Chemical Co. 5.63%, 2/20/2034	150,000	149,377
		296,547
COMMERCIAL SERVICES — 0.5%
Verisk Analytics, Inc. 5.25%, 6/5/2034	250,000	251,690
CONSTRUCTION MATERIALS — 0.3%
Carrier Global Corp. 5.90%, 3/15/2034	150,000	157,673
DISTRIBUTION & WHOLESALE — 0.4%
LKQ Corp. 6.25%, 6/15/2033	200,000	206,382
DIVERSIFIED FINANCIAL SERVICES — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	250,000	250,425
Ally Financial, Inc. SOFR + 1.73%, 5.54%, 1/17/2031 (b)	250,000	247,795
Blackrock, Inc. 4.75%, 5/25/2033	150,000	149,906
Charles Schwab Corp. SOFR + 2.21%, 5.64%, 5/19/2029 (b)	250,000	259,147
Intercontinental Exchange, Inc. 5.25%, 6/15/2031	150,000	155,389
		1,062,662
ELECTRIC — 4.0%
American Electric Power Co., Inc. 5.63%, 3/1/2033	300,000	307,551
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	200,000	188,070

See accompanying notes to financial statements.
1

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Corp. 2.45%, 6/1/2030	$250,000	$224,575
Exelon Corp. 4.05%, 4/15/2030	300,000	292,536
FirstEnergy Transmission LLC 4.55%, 1/15/2030	300,000	297,183
Georgia Power Co. 4.55%, 3/15/2030	300,000	301,626
Pacific Gas & Electric Co. 5.55%, 5/15/2029	300,000	304,764
PPL Capital Funding, Inc. 4.13%, 4/15/2030	300,000	294,210
		2,210,515
ELECTRONICS — 0.3%
Honeywell International, Inc. 5.00%, 3/1/2035	150,000	149,157
FOOD — 1.7%
Campbell's Co. 5.40%, 3/21/2034	200,000	201,442
J.M. Smucker Co. 4.25%, 3/15/2035	200,000	183,454
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.50%, 1/15/2030	200,000	203,280
Mars, Inc.:
4.80%, 3/1/2030 (a)	150,000	151,839
5.20%, 3/1/2035 (a)	150,000	150,648
5.70%, 5/1/2055 (a)	50,000	49,259
		939,922
HEALTH CARE PRODUCTS — 0.4%
GE HealthCare Technologies, Inc. 5.91%, 11/22/2032	200,000	209,770
HEALTH CARE SERVICES — 1.3%
Elevance Health, Inc. 4.75%, 2/15/2030	250,000	251,908
HCA, Inc. 5.50%, 3/1/2032	180,000	182,210
UnitedHealth Group, Inc. 4.80%, 1/15/2030	250,000	254,220
		688,338
HOUSEHOLD PRODUCTS — 0.4%
Haleon U.S. Capital LLC 3.63%, 3/24/2032	250,000	231,975
HOUSEHOLD PRODUCTS & WARES — 0.5%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	250,000	260,508
INSURANCE — 2.2%
American Financial Group, Inc. 5.25%, 4/2/2030	250,000	256,532
Arthur J Gallagher & Co. 5.00%, 2/15/2032	300,000	301,110
Athene Global Funding 5.58%, 1/9/2029 (a)	100,000	102,338
Security Description	Principal Amount	Value
Corebridge Financial, Inc. 3.90%, 4/5/2032	$100,000	$91,998
Lincoln National Corp. 5.85%, 3/15/2034	150,000	152,514
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	100,000	100,874
MetLife, Inc. 5.30%, 12/15/2034	50,000	50,798
Principal Financial Group, Inc. 5.38%, 3/15/2033	50,000	50,860
Progressive Corp. 3.20%, 3/26/2030	100,000	94,903
		1,201,927
INTERNET — 0.9%
Amazon.com, Inc. 4.80%, 12/5/2034	200,000	202,940
Meta Platforms, Inc. 4.75%, 8/15/2034	300,000	298,887
		501,827
INVESTMENT COMPANY SECURITIES — 0.8%
ARES Capital Corp. 5.88%, 3/1/2029	200,000	201,768
Blackstone Private Credit Fund 6.00%, 1/29/2032	250,000	247,843
		449,611
IRON/STEEL — 0.4%
ArcelorMittal SA 6.00%, 6/17/2034	200,000	204,996
IT SERVICES — 1.5%
Apple, Inc. 4.30%, 5/10/2033	200,000	200,026
CGI, Inc. 4.95%, 3/14/2030 (a)	200,000	200,930
Leidos, Inc. 5.40%, 3/15/2032	300,000	302,034
NetApp, Inc. 5.50%, 3/17/2032	140,000	141,439
		844,429
LODGING — 0.7%
Sands China Ltd. 5.40%, 8/8/2028	400,000	393,596
MACHINERY-DIVERSIFIED — 0.3%
Ingersoll Rand, Inc. 5.45%, 6/15/2034	150,000	151,155
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.65%, 2/1/2034	300,000	310,605
Comcast Corp. 4.40%, 8/15/2035	100,000	94,075
		404,680

See accompanying notes to financial statements.
2

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
MINING — 0.8%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	$300,000	$300,231
Rio Tinto Finance USA PLC:
5.25%, 3/14/2035	35,000	35,124
5.75%, 3/14/2055	45,000	44,434
5.88%, 3/14/2065	40,000	39,531
		419,320
OIL & GAS — 1.5%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	250,000	250,075
Diamondback Energy, Inc. 5.40%, 4/18/2034	250,000	244,388
Occidental Petroleum Corp. 6.63%, 9/1/2030	100,000	103,595
Ovintiv, Inc. 6.25%, 7/15/2033	250,000	246,337
		844,395
PHARMACEUTICALS — 1.8%
AbbVie, Inc. 4.95%, 3/15/2031	300,000	307,071
CVS Health Corp.:
3.75%, 4/1/2030	100,000	95,095
4.88%, 7/20/2035	100,000	93,869
Eli Lilly & Co. 4.90%, 2/12/2032	250,000	256,617
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	250,000	246,723
		999,375
PIPELINES — 1.7%
Energy Transfer LP 3.75%, 5/15/2030	250,000	236,198
Enterprise Products Operating LLC 4.85%, 1/31/2034	250,000	245,677
ONEOK, Inc. 5.05%, 11/1/2034	250,000	237,442
Williams Cos., Inc. 5.60%, 3/15/2035	200,000	201,672
		920,989
PRIVATE CREDIT SECURITIES — 6.7%
AGL Energy Ltd. 7.91%, 12/8/2035 (c)	500,000	513,300
AP Fides Holdings I 6.00%, 11/30/2048 (c)	199,439	233,514
AP Grange Holdings 6.50%, 3/20/2045 (c)	1,561,433	1,500,825
AP Hermes Holdings I LLC 6.25%, 7/25/2048 (c)	398,324	463,209
AP Maia Holdings I LLC 5.50%, 7/28/2047 (c)	398,007	456,959
Security Description	Principal Amount	Value
AP Oryx Holdings LLC 6.10%, 9/8/2043 (c)	$500,000	$497,500
		3,665,307
REAL ESTATE INVESTMENT TRUSTS — 1.6%
American Tower Corp. 5.40%, 1/31/2035	150,000	151,548
COPT Defense Properties LP 2.75%, 4/15/2031	150,000	130,096
Digital Realty Trust LP 3.60%, 7/1/2029	250,000	240,535
Essex Portfolio LP 3.00%, 1/15/2030	200,000	184,902
UDR, Inc. Series MTN, 3.20%, 1/15/2030	200,000	187,636
		894,717
RETAIL — 0.9%
AutoNation, Inc. 3.85%, 3/1/2032	200,000	179,688
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	200,000	175,452
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	150,000	146,568
		501,708
SEMICONDUCTORS — 2.2%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	250,000	237,840
Broadcom, Inc. 5.20%, 4/15/2032	350,000	356,132
Marvell Technology, Inc. 5.95%, 9/15/2033	300,000	310,530
Micron Technology, Inc. 5.88%, 9/15/2033	300,000	307,131
		1,211,633
SOFTWARE — 1.6%
Oracle Corp. 5.25%, 2/3/2032	150,000	152,068
Synopsys, Inc.:
4.85%, 4/1/2030	220,000	222,411
5.15%, 4/1/2035	80,000	80,260
5.70%, 4/1/2055	70,000	67,595
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	100,000	101,673
Workday, Inc. 3.80%, 4/1/2032	300,000	277,389
		901,396
TELECOMMUNICATIONS — 1.6%
AT&T, Inc. 2.55%, 12/1/2033	300,000	247,696
Deutsche Telekom International Finance BV 4.75%, 6/21/2038 (a)	300,000	281,457
T-Mobile USA, Inc. 4.70%, 1/15/2035	150,000	143,935

See accompanying notes to financial statements.
3

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Verizon Communications, Inc. 4.40%, 11/1/2034	$200,000	$188,472
		861,560
TOTAL CORPORATE BONDS & NOTES (Cost $28,176,078)		28,152,747
ASSET-BACKED SECURITIES — 7.8%
AUTOMOBILE — 0.9%
Wheels Fleet Lease Funding 1 LLC Series 2024-1A, Class D, 6.66%, 2/18/2039 (a)	500,000	514,593
HOME EQUITY ABS — 0.9%
RCKT Mortgage Trust Series 2023-CES3, Class A2, 7.61%, 11/25/2043 (a) (b)	500,000	506,938
OTHER ABS — 5.0%
Antares CLO Ltd. Series 2018-3A, Class DR, 3 mo. USD Term SOFR + 3.85%, 8.12%, 7/20/2036 (a) (b)	250,000	248,850
Golub Capital Partners CLO 38M Ltd. Series 2018-38A, Class DR, 3 mo. USD Term SOFR + 4.20%, 8.48%, 7/28/2036 (a) (b)	250,000	248,575
PK ALIFT Loan Funding 3 LP Series 2024-1, Class D, 7.49%, 9/15/2039 (a)	198,830	201,886
PK ALIFT Loan Funding 4 LP Series 2024-2, Class D, 6.41%, 10/15/2039 (a)	608,503	595,336
RR 12 Ltd. Series 2020-12A, Class CR3, 3 mo. USD Term SOFR + 3.00%, 7.26%, 1/15/2036 (a) (b)	750,000	720,675
RR 27 Ltd. Series 2023-27A, Class C2, 3 mo. USD Term SOFR + 5.92%, 10.18%, 10/15/2035 (a) (b)	750,000	754,950
		2,770,272
STUDENT LOAN ABS — 1.0%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	500,000	517,030
TOTAL ASSET-BACKED SECURITIES (Cost $4,360,764)		4,308,833
U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.6%
Federal Home Loan Mortgage Corp. 2.50%, 5/1/2051	5,738,831	4,776,653
Security Description	Principal Amount	Value
Federal National Mortgage Association:
3.00%, 3/1/2052	$3,054,053	$2,649,165
3.00%, 4/1/2052	5,154,399	4,475,030
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,935,401)		11,900,848
U.S. TREASURY OBLIGATIONS — 6.9%
U.S. Treasury Bonds 4.63%, 2/15/2055	1,534,000	1,518,899
U.S. Treasury Notes:
4.13%, 1/31/2027	900,000	907,137
4.63%, 2/15/2035	1,300,000	1,348,953
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,808,438)		3,774,989
MORTGAGE-BACKED SECURITIES — 5.4%
MF1 LLC:
Series 2024-FL14, Class C, 1 mo. USD Term SOFR + 3.29%, 7.61%, 3/19/2039 (a) (b)	750,000	746,346
Series 2025-FL17, Class D, 1 mo. USD Term SOFR + 2.74%, 7.06%, 2/18/2040 (a) (b)	250,000	245,908
MF1 Trust Series 2024-FL16, Class C, 1 mo. USD Term SOFR + 2.54%, 6.86%, 11/18/2039 (a) (b)	750,000	744,367
MFA Trust Series 2025-NQM1, Class M1, CMO, 6.29%, 3/25/2070 (a) (b)	500,000	500,874
PFP Ltd. Series 2024-11, Class C, 1 mo. USD Term SOFR + 2.99%, 7.29%, 9/17/2039 (a) (b)	243,906	244,759
Verus Securitization Trust Series 2023-2, Class M1, CMO, 7.50%, 3/25/2068 (a) (b)	500,000	503,640
TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,007,555)		2,985,894
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.3%
Bank:
Series 2020-BN25, Class AS, 2.84%, 1/15/2063	1,000,000	896,781

See accompanying notes to financial statements.
4

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-BNK41, Class A4, VRN, 3.92%, 4/15/2065 (b)	$1,000,000	$934,223
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,839,258)		1,831,004
	Shares
SHORT-TERM INVESTMENT — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e) (Cost $1,587,870)	1,587,870	1,587,870
TOTAL INVESTMENTS — 99.0% (Cost $54,715,364)		54,542,185
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		572,111
NET ASSETS — 100.0%		$55,114,296
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 16.9% of net assets as of April 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of April 30, 2025, total aggregate fair value of the securities is $3,665,307, representing 6.60% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended April 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at April 30, 2025.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At April 30, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	EUR1,047,232	USD1,132,990	06/06/2025	$(59,743)
EUR	Euro

During the period ended April 30, 2025, the average notional value related to forward foreign currency exchange contracts was $698,155.
See accompanying notes to financial statements.
5

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

At April 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures (long)	30	06/30/2025	$6,202,249	$6,244,453	$42,204
Ultra Long-Term U.S. Treasury Bond Futures (long)	11	06/18/2025	1,367,446	1,331,344	(36,102)
					$6,102

During the period ended April 30, 2025, the average notional value related to futures contracts was $9,239,464.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$24,487,440	$3,665,307	$28,152,747
Asset-Backed Securities	—	4,308,833	—	4,308,833
U.S. Government Agency Obligations	—	11,900,848	—	11,900,848
U.S. Treasury Obligations	—	3,774,989	—	3,774,989
Mortgage-Backed Securities	—	2,985,894	—	2,985,894
Commercial Mortgage Backed Securities	—	1,831,004	—	1,831,004
Short-Term Investment	1,587,870	—	—	1,587,870
TOTAL INVESTMENTS	$1,587,870	$49,289,008	$3,665,307	$54,542,185
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	$—	$(59,743)	$—	$(59,743)
Futures Contracts - Unrealized Appreciation	42,204	—	—	42,204
Futures Contracts - Unrealized Depreciation	(36,102)	—	—	(36,102)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,102	$(59,743)	$—	$(53,641)

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended April 30, 2025.
	Beginning Value at February 27, 2025*	Transfers into Level 3**	Purchases	Sales	Net realized gain	Change in Unrealized Appreciation/ Depreciation	Transfers out of Level 3	Ending Value at April 30, 2025
Corporate Bonds & Notes	$—	$0	$3,579,160	$0	$0	$86,147	$—	$3,665,307
Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2025***	$86,147

*	Commencement of operations.
**	Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
***	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.

See accompanying notes to financial statements.
6

SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS  (continued)
April 30, 2025 (Unaudited)

Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of April 30, 2025.
Type of Investment	Fair Value as of April 30, 2025	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$3,258,420	Transaction Approach	Recent Transactions	99.50%–103.25%; (100.91%)	Increase
Corporate Bonds & Notes	$406,887	Discounted Cash Flow	Discount Rate (Mid)	5.98%–7.75%; (6.92%)	Decrease
(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

Affiliate Table
	Number of Shares Held at 2/27/25*	Value at 2/27/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/25	Value at 4/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$15,625,273	$14,037,403	$—	$—	1,587,870	$1,587,870	$20,926
*	Commencement of operations.
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025  (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$52,954,315
Investments in affiliated issuers, at value	1,587,870
Total Investments	54,542,185
Net cash at broker	92,135
Receivable from broker — accumulated variation margin on futures contracts	6,133
Dividends receivable — affiliated issuers	5,033
Interest receivable — unaffiliated issuers	560,055
TOTAL ASSETS	55,205,541
LIABILITIES
Unrealized depreciation on forward foreign currency exchange contracts	59,743
Advisory fee payable	31,429
Trustees’ fees and expenses payable	73
TOTAL LIABILITIES	91,245
NET ASSETS	$55,114,296
NET ASSETS CONSIST OF:
Paid-in capital	$55,153,661
Total distributable earnings (loss)	(39,365)
NET ASSETS	$55,114,296
NET ASSET VALUE PER SHARE
Net asset value per share	$25.05
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$53,127,494
Investments in affiliated issuers	1,587,870
Total cost of investments	$54,715,364
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
Statement of Operations
April 30, 2025  (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$477,810
Dividend income — affiliated issuers	20,926
TOTAL INVESTMENT INCOME (LOSS)	498,736
EXPENSES
Advisory fee	65,833
Trustees’ fees and expenses	86
TOTAL EXPENSES	65,919
NET INVESTMENT INCOME (LOSS)	$432,817
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,440
Foreign currency transactions	(26,817)
Futures contracts	(49,914)
Net realized gain (loss)	(59,291)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(173,179)
Forward foreign currency exchange contracts	(59,743)
Foreign currency translations	2,946
Futures contracts	6,102
Net change in unrealized appreciation/depreciation	(223,874)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(283,165)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$149,652
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
Statements of Changes in Net Assets
April 30, 2025 (Unaudited)

For the Period 2/27/25* - 04/30/25 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$432,817
Net realized gain (loss)	(59,291)
Net change in unrealized appreciation/depreciation	(223,874)
Net increase (decrease) in net assets resulting from operations	149,652
Net equalization credits and charges	2,987
Distributions to shareholders	(189,017)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	55,018,119
Net income equalization	(2,987)
Other capital	135,542
Net increase (decrease) in net assets from beneficial interest transactions	55,150,674
Net increase (decrease) in net assets during the period	55,114,296
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$55,114,296
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,200,000
Net increase (decrease) from share transactions	2,200,000

*	Commencement of operations.
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR SSGA IG Public & Private Credit ETF
For the Period 2/27/25* - 4/30/25 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20
Net realized and unrealized gain (loss) (b)	(0.30)
Total from investment operations	(0.10)
Net equalization credits and charges (a)	0.00
Other capital (a)	0.06
Distributions to shareholders from:
Net investment income	0.09
Net asset value, end of period	$25.05
Total return (c)	0.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$55,114
Ratios to average net assets:
Total expenses	0.70%(d)
Net investment income (loss)	4.60%(d)
Portfolio turnover rate (e)	5%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
11

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of April 30, 2025, the Trust consists of thirty-four (34) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the SPDR SSGA IG Public & Private Credit ETF (the "Fund"), a non-diversified investment company under the 1940 Act, formed on February 26, 2025 and commenced operations on February 27, 2025.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trustee. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
12

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of April 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
13

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Equalization
The Fund in the Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
14

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended April 30, 2025, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
The following tables summarize the value of the Fund's derivative instruments as of April 30, 2025, and the related location in the accompanying Consolidated Statement  of Assets and Liabilities and Consolidated Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA IG Public & Private Credit ETF
Futures Contracts	$6,133	$—	$—	$—	$—	$6,133
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	$—	$59,743	$—	$—	$—	$59,743
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA IG Public & Private Credit ETF
Futures Contracts	$(49,914)	$—	$—	$—	$—	$(49,914)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA IG Public & Private Credit ETF
Forward Foreign Currency Exchange Contracts	$—	$(59,743)	$—	$—	$—	$(59,743)
Futures Contracts	6,102	—	—	—	—	6,102
15

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.70% of its average daily net assets. The fees are accrued daily and paid monthly.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended April 30, 2025, are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the year ended April 30, 2025 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR SSGA IG Public & Private Credit ETF	$17,609,210	$1,570,011	$24,364,230	$740,854
For the period ended April 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA IG Public & Private Credit ETF	$13,421,751	$—	$—
8.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal
16

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of April 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA IG Public & Private Credit ETF	$54,715,364	$213,917	$440,737	$(226,820)
9.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Debt Securities Risk
The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund’s fixed income securities to decrease, an adverse impact on the liquidity of the Fund’s fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund’s yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
Credit Risk
Credit risk is the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities, including floating rate loans, tend to be particularly sensitive to these changes. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.
17

SSGA ACTIVE TRUST
SPDR SSGA IG PUBLIC & PRIVATE CREDIT ETF
NOTES TO FINANCIAL STATEMENTS  (continued)
April 30, 2025 (Unaudited)

10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract
April 30, 2025 (Unaudited)

Approval of Investment Advisory Agreement
At a meeting held on February 19-20, 2025, the Board of Trustees (the “Board”) of SSGA Active Trust (“SSAT” or the “Trust”) evaluated a proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement” or the “Agreement”) between SSAT and the Adviser with respect to the following series of SSAT: SPDR SSGA IG Public & Private Credit ETF (the “New ETF”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreement, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the New ETF, and extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring the New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of certain of the proposed investments of the New ETF and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New ETF. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively-managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party service providers and sub-advisers, as applicable, that would be engaged to fulfil roles critical to the operations of the New ETF. The Board held a number of supplemental meetings with the Adviser and such service providers in connection with their consideration of the Advisory Agreement.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds– i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for the New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (“Broadridge Solutions”) noting that there were no true comparators. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by other funds in the universe of exchange-traded funds provided by Broadridge Solutions.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
19

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
April 30, 2025 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate for the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreement for the New ETF. In approving the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the approval of the Advisory Agreement is in the best interests of the New ETF and their shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.
20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: July 3, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	July 3, 2025